Unaudited Condensed Consolidated Statements Of Financial Position - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Assets
Goodwill		£ 1,620	£ 1,482
Deferred acquisition costs and other intangible assets		11,359	11,011
Property, plant and equipment		951	789
Reinsurers' share of insurance contract liabilities		9,620	9,673
Deferred tax assets		2,435	2,627
Current tax recoverable		626	613
Accrued investment income		2,574	2,676
Other debtors		3,519	2,963
Investment properties		17,605	16,497
Investment in joint ventures and associates accounted for using the equity method		1,554	1,416
Loans		16,922	17,042
Equity securities and portfolio holdings in unit trusts	[1]	229,707	223,391
Debt securities	[1]	160,305	171,374
Derivative assets		3,428	4,801
Other investments	[1]	6,059	5,622
Deposits		12,412	11,236
Assets held for sale	[2]	12,024	38
Cash and cash equivalents		8,450	10,690
Total assets		501,170	493,941
Equity
Shareholders' equity		15,882	16,087
Non-controlling interests		8	7
Total equity		15,890	16,094
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		405,482	411,243
Unallocated surplus of with-profits funds		17,283	16,951
Core structural borrowings of shareholder-financed operations		6,367	6,280
Operational borrowings attributable to shareholder-financed operations		1,618	1,791
Borrowings attributable to with-profits operations		3,589	3,716
Obligations under funding, securities lending and sale and repurchase agreements		7,128	5,662
Net asset value attributable to unit holders of consolidated unit trusts and similar funds		9,358	8,889
Deferred tax liabilities		4,443	4,715
Current tax liabilities		415	537
Accruals, deferred income and other liabilities		13,551	14,185
Provisions		920	1,123
Derivative liabilities		3,149	2,755
Liabilities held for sale		11,977
Total liabilities		485,280	477,847
Total equity and liabilities		£ 501,170	£ 493,941

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8,993 million of lent securities as at 30 June 2018 (31 December 2017: £8,232 million).
[2]	Assets held for sale of £12,024 million includes £11,977 million in respect of the reinsured UK annuity business (see note D1).